Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the consolidated VIEs, and the subsidiaries of the consolidated VIEs for which the Company or its subsidiaries are the primary beneficiary.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company or its subsidiaries, through contractual arrangements, have the power to direct the activities that most significantly impact the entity’s economic performance, bear the risks of, and enjoy the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiaries are the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, the consolidated VIEs, and the subsidiaries of the consolidated VIEs have been eliminated upon consolidation. For consolidated subsidiaries where the Company’s ownership in the subsidiary is less than 100%, the equity interest not held by the Company is shown as non-controlling interests.

Business combinations

Business combinations

The Company accounts for its business combinations using the acquisition method of accounting. The purchase price of the acquisition is allocated to the assets, including separately identifiable assets the Company acquired, the liabilities the Company assumed, and non-controlling interests, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. The excess of fair values over the purchase price is recognized as a bargain purchase gain in earnings on the acquisition date. Acquisition-related expenses are expensed as incurred.

Consideration transferred in a business combination is measured at the fair value as of the date of acquisition. Where the consideration in an acquisition includes contingent consideration, and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and is recorded as a liability. It is subsequently carried at fair value with changes in fair value reflected in earnings.

In a business combination achieved in stages, the Company remeasures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the remeasurement gain or loss, if any, is recognized in earnings.

Discontinued Operations

Discontinued Operations

A discontinued operation represents: (i) a component of the Company or group of components that has been disposed of or is classified as held for sale in a single transaction and represents a strategic shift that has or will have a major effect on the Company’s operations and financial results or (ii) an acquired business that is classified as held for sale on the date of acquisition.

Assets are classified as “held for sale” when all of the following criteria for a plan of sale have been met: (1) management, having the authority to approve an action, commits to a plan to sell the assets; (2) the assets are available for immediate sale, in their present condition, subject only to sales terms that are usual and customary for sale of such assets; (3) an active program to locate a buyer and other actions required to complete the plan to sell the assets have been initiated; (4) the sale of assets is probable and is expected to be completed within one year; (5) assets are being actively marketed for a price that is reasonable in relation to their current fair value; and (6) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or the plan will be withdrawn. Assets classified as “held for sale” are reported at the lower of their carrying value or fair value less costs to sell. At the end of reporting period, if the fair value of the held for sale assets less costs to sell is lower than the carrying value of the assets, the Company will record an impairment loss. Depreciation and amortization of assets cease upon designation as “held for sale”.

The assets and liabilities of Fuwei BVI and its consolidated subsidiary have been classified as held for sale upon consummation of the Merger and prior to the completion of Fuwei Disposition, also see Note 4. The related result of operations of Fuwei BVI and its consolidated subsidiary from consummation of the Merger to the completion of Fuwei Disposition and the gain or loss recognized on the completion of Fuwei Disposition are reported as discontinued operation in the consolidated statements of operations and comprehensive income (loss), also see Note 5.

Non-controlling Interests

Non-controlling Interests

Non-controlling interests represent the equity interests in the subsidiaries of the VIEs that are not attributable, either directly or indirectly, to the VIEs. For the Company’s consolidated financial statements, non-controlling interests represent minority shareholders’ 49% equity interests in Henan BaiJiaYun, Xi’an BaiJiaYun, Shaanxi BaiJiaYun, and Xinjiang BaiJiaYun as of June 30, 2023, and minority shareholders’ 49% equity interests in Henan BaiJiaYun, Xi’an BaiJiaYun, Shaanxi BaiJiaYun, Xinjiang BaiJiaYun and Baijiayi Digital as of June 30, 2024.

Non-controlling interests are presented as a separate line item in the equity section of the Company’s consolidated balance sheets and have been separately disclosed in the Company’s consolidated statements of operations and comprehensive income (loss) to distinguish the interests from that of the Company.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities on the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. The Company, its subsidiaries, VIE and VIE’s subsidiaries base their estimates on past experience and on various other assumptions that are believed to be reasonable and the results of these estimates form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used when accounting for items and matters including, but not limited to, determinations of the selling price of products and services in multiple performance obligation revenue arrangements, determinations of the useful lives of long-lived assets, provision for credit losses, estimates for inventory and deferred contract cost provisions, valuation allowance for deferred tax assets, share-based compensation, impairment of long-lived assets, long-term investments and goodwill, the purchase price allocation relating to business acquisitions, and the fair value of ordinary shares and redeemable convertible preferred shares.

Cash and Cash Equivalents, and Restricted Cash

Cash and Cash Equivalents, and Restricted Cash

Cash and cash equivalents consist of bank deposits, as well as highly liquid investments with original maturities of less than three months, which are unrestricted as to withdrawal or use.

Restricted cash consists of bank deposits collateralized to banks for issuance of promissory notes.

Current Expected Credit Losses

Current Expected Credit Losses

In 2016, the FASB issued ASU No. 2016-13, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”), which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses rather than incurred losses. The Company adopted this ASC Topic 326 and its amendments on July 1, 2022 using a modified retrospective approach.

Starting from July 1, 2022, the Company’s accounts receivable, other receivables which is included in prepaid expenses and other current assets, and long-term other receivables which is included in other non-current assets, are within the scope of ASC Topic 326. The Company has identified the relevant risk characteristics of its customers and the related receivables, which include type of the services the Company provides, nature of the customers or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Company considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact on the Company’s receivables. Additionally, external data and macroeconomic factors are also considered.

Short-term Investments

Short-term Investments

Short-term investments consist of wealth management products issued by certain banks or financial institutions with variable interest rates, which are callable on demand or redeemable by the Company at a periodic term within a year. In accordance with ASC 825, “Financial Instruments”, for financial products with variable interest rates referenced to performance of underlying assets, the Company elected the fair value method at the date of initial recognition and carries these investments at fair value with fair value change gains or losses recorded in the investment income in the consolidated statements of operations and comprehensive income (loss). As a practical expedient, the Company uses the net asset value (“NAV”) or its equivalent to measure the fair value of the wealth management products. NAV is primarily determined based on information provided by these banks or financial institutions. As of June 30, 2024 and 2023, the Company had short-term investments of nil and $5,377,705, respectively, including gross unrealized gains of nil and $75,317, respectively.

Accounts Receivable, Net

Accounts Receivable, Net

Accounts receivable are recorded at the gross billing amount less an allowance for any uncollectible accounts due from the customers. Accounts receivable do not bear interest. The Company measures allowance using the current expected credit loss model. An allowance is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of operations and comprehensive income (loss). Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

Inventories

Inventories

Inventories, primarily consisting of finished goods, which also include goods in transit, are stated at the lower of cost or net realizable value. Cost of inventories is determined using the first-in, first-out (“FIFO”) method and includes all costs to acquire and other costs to bring the inventories to their present location and condition.

Inventories are written down to estimated net realizable value, which could be impacted by certain factors including historical usage, expected demand, anticipated sales price, new product development schedules, product obsolescence, and other factors. The Company continuously evaluates the recoverability of the Company’s inventories, and inventory provisions are recorded in the consolidated statements of operations and comprehensive income (loss). The Company did not record any inventory write-down for the years ended June 30, 2024, 2023 and 2022.

Prepaid Expenses and Other Current Assets, Net

Prepaid Expenses and Other Current Assets, Net

Prepaid expenses and other current assets primarily include other receivables, net, VAT recoverable, and income tax recoverable. The Company records credit losses for other receivables based on assessments of the collectability of the receivables. The allowance of credit loss is recorded against the other receivables balance with a corresponding charge recorded in the consolidated statements of operations and comprehensive income (loss).

Provisions for (reversal of) doubtful accounts of other receivables was $(193), $(1,428,794) and $1,712,524 for the years ended June 30, 2024, 2023 and 2022, respectively. The provision made in the year ended June 30, 2022 was mainly associated with a receivable arising from the redemption of a pre-matured investment of 4.95% equity interest in a privately held entity for a cash consideration of $1,494,994 (RMB 9,900,000). BJY did not receive the proceeds in time and filed a lawsuit against the investee and made full provision on the receivable based on the assessment of its collectability. This provision was fully reversed in the year ended June 30, 2023 based on the favorable mediation results of the lawsuit and the legal procedure of property preservation taken by the Company.

Long-term Investments

Long-term Investments

Long-term investments consist of the following types of investments.

Equity investment accounted for using the equity method

In accordance with ASC 323, “Investments – Equity Method and Joint Ventures”, the Company accounts for the investment using the equity method, because the Company has significant influence but does not own a majority equity interest or otherwise control over the equity investee.

Under the equity method, the Company initially records its investment at cost. The Company subsequently adjusts the carrying amount of the investment to recognize the Company’s proportionate share of the equity method investee’s net income or loss into earnings after the date of investment. When the Company’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee.

The Company continuously reviews its investment in the equity investee to determine whether a decline in fair value below the carrying value is other-than-temporary. The primary factors the Company considers in its determination include the financial condition, operating performance and the prospects of the equity investee; other company-specific information such as recent financing rounds; the geographic region, market and industry in which the equity investee operates; and the length of time that the fair value of the investment is below the carrying value and the Company’s intent and ability to retain the investment until the recovery of its cost. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

Equity investment without readily determinable fair value measured at measurement alternative

The Company elects to record equity investments in a privately held company without readily determinable fair value, over which the Company does not have control or exercise significant influence, using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes, in accordance with ASC 321, “Investments – Equity Securities”. Under this measurement alternative, changes in the carrying value of the equity investments are required to be made whenever there are observable price changes in orderly transactions for identical or similar investments of the same issuer.

Equity investment in a privately held company accounted for using the measurement alternative is subject to periodic impairment reviews. The Company’s impairment analysis considers both qualitative and quantitative factors that may have a significant effect on the fair value of these equity securities, including consideration of the impact of the COVID-19 pandemic.

As of June 30, 2024, 2023 and 2022, the Company recorded impairment loss of $24,005,161, nil and nil against the long-term investments, respectively.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment primarily consist of electronic equipment, leasehold improvements and office equipment and are stated at cost less accumulated depreciation and impairment losses. Depreciation is provided using the straight-line method based on the estimated useful life of 1 to 10 years.

Expenditures for repairs and maintenance, which do not materially extend the useful lives of the assets, are expensed as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized.

Intangible Assets, Net

Intangible Assets, Net

Intangible assets mainly include capitalized software development costs and certain intangible assets arising from business combinations. The Company capitalizes certain software development costs related to the internally used unified communications platform during the application development stage. The capitalized development costs are amortized over the estimated useful life of the internally-used software once it was ready for intended use. The costs related to preliminary project activities and post-implementation activities are expensed as incurred. The communication platform was ready for its intended use since December 31, 2022.

Acquired intangible assets from business combination are recognized and measured at fair value at the time of acquisition.

Amortization methods and estimated useful lives of the respective assets are set out as follows:

Category	Amortization Method	Estimated Useful Life
Self-developed communications platform	Straight-line method	5 years
Intangible assets arising from business combination
Distribution channel	Accelerated method	10 years
Technology	Straight-line method	5-10 years
Backlog	Straight-line method	3.75 years
Customer relationship	Accelerated method	8.75 years
Apipost data	N/A	Indefinite life
Other	Straight-line method	5 years

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations. The Company’s goodwill as of June 30, 2024 and 2023 relates to its acquisitions of certain entities.

Goodwill is not amortized but tested for impairment at the reporting unit level on an annual basis (June 30 for the Group) and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal and regulatory factors, operating performance indicators, competition, or sale or disposition of a significant portion of the reporting unit.

The Company first assess qualitative factors to determine whether it is “more likely than not” that the fair value of the reporting unit is less than its carrying amount. If as a result of the qualitative assessment, it is more likely than not that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss equal to the difference between the fair value of the reporting unit and its carrying amount will be recorded.

Impairment of Long-lived Assets Other Than Goodwill

Impairment of Long-lived Assets Other Than Goodwill

Long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable or that the useful life is shorter than the Company had originally estimated. When these events occur, the Company evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

Certain of the Company’s intangible assets have been assigned an indefinite life as the Company concluded there is no foreseeable limit on the period of time over which the intangible asset is expected to contribute to its business and its cash flows. Intangible asset that is not subject to amortization shall be tested for impairment annually and more frequently if events or changes in circumstances indicate that it is more likely than not that the asset is impaired. When performing the impairment test for an intangible asset that is not subject to amortization, the Company may first perform a qualitative assessment to determine whether it is not more likely than not that the indefinite-lived intangible asset is impaired. If the Company determines that it is more likely than not that the indefinite-lived intangible asset is impaired after assessing the totality of events and circumstances and their potential effect on significant inputs to the fair value determination, then the Company shall calculate the fair value of the intangible asset and perform the quantitative impairment test. The quantitative impairment test for an indefinite-lived intangible asset shall consist of a comparison of the fair value of the asset with its carrying amount. If the carrying amount of an intangible asset exceeds its fair value, the Company shall recognize an impairment loss in an amount equal to that excess. After an impairment loss is recognized, the adjusted carrying amount of the intangible asset shall be its new accounting basis. The Company evaluates the remaining useful life of an intangible asset that is not being amortized each reporting period to determine whether events and circumstances continue to support an indefinite useful life. If an intangible asset that is not being amortized is subsequently determined to have a finite useful life, the asset shall be tested for impairment in accordance with the requirement of that for finite-lived intangible assets.

No impairment charge was recognized for intangible assets for the years ended June 30, 2024, 2023 and 2022.

Long-lived Assets Classified as Held for Sale

Long-lived Assets Classified as Held for Sale

The Company classifies long-lived assets as held for sale when (1) management having the authority to approve an action commits to sell the assets; (2) assets are available for immediate sale in their present condition, subject only to sales terms that are usual and customary; (3) an active program to locate a buyer and actions to complete the sale are initiated; (4) assets are being actively marketed at a price that is reasonable in relation to its current fair value; (5) it is unlikely there will be significant changes to, or withdrawal from, the plan to sell the assets. Long-lived assets classified as held for sale are measured at the lower of its carrying amount or fair value less cost to sell, with loss recognized for any initial or subsequent write-down to fair value less cost to sell.

Deferred Offering Costs

Deferred Offering Costs

Pursuant to ASC 340-10-S99-1, IPO costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs include legal fees related to the registration drafting and counsel, consulting fees related to the registration preparation, the SEC filing and print related costs.  As of June 30, 2024 and 2023, deferred offering costs of nil and $478,480, respectively, were included in the prepaid expenses and other current assets in the consolidated balance sheets.

Operating Leases

Operating Leases

The Company leases its offices that are classified as operating leases in accordance with ASC 842, “Leases”. Operating leases are required to be recorded in the balance sheet as right of use assets and lease liabilities, initially measured at the present value of the lease payments. The Company elected the short-term lease exemption for those lease terms that are 12 months or less. The Company recognizes lease expenses for such leases on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at the inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease.

The right of use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. When a lease is terminated, the right of use asset and operating lease liability associated with the lease are derecognized and any difference between the carrying amounts of the right of use asset and the lease liability is recognized in earnings as a gain or loss. All right of use assets are reviewed for impairment. There was no impairment for right-of-use lease assets for the years ended June 30, 2024, 2023 and 2022.

Notes Payable

Notes Payable

Notes payable, included in accounts and notes payable in the consolidated balance sheets, represents bank and commercial acceptance notes issued by the Company to its vendors in the normal course of business. Bank and commercial acceptance notes do not bear interest. As of June 30, 2024 and 2023, the Company pledged cash in the amount of $nil and $1,622,591, respectively, to the endorsing banks to issue bank and commercial acceptance notes.

Holders of the acceptance notes are allowed to cash the acceptance notes before the stated maturity, in which case, depending on the bank policy and the Company’s negotiation with the holder of the acceptance notes, certain banks will charge the Company a fee regarding the early cashout. The fee is calculated based on the interest rate on a given day. The effective annual interest rate used to calculate the early cashout fee is ranging from 2% to 3.3% for the years ended June 30, 2024, 2023 and 2022. The early cashout fee, if any, is included in interest income, net, in the consolidated statements of operations and comprehensive loss.

Revenue Recognition

Revenue Recognition

The Company accounts for its revenue according to ASC 606, “Revenue from Contracts with Customers”, pursuant to which, revenue is recognized when the control of the promised goods or services is transferred to the customers, and the performance obligations under the contract have been satisfied, in an amount that reflects the consideration expected to be entitled to in exchange for those goods or services (excluding value-added taxes collected on behalf of government authorities). The Company’s revenue contracts generally do not include a right of return in relation to the delivered products or services.

The Company determines revenue recognition through the following steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The Company primarily generated revenues from contracts with customers through the following arrangements:

SaaS/PaaS services

The SaaS/PaaS services were comprised of real-time engagement services, SMS services and content delivery network services (“CDN service”).

Real-time engagement services

The Company provides customers with SaaS/PaaS related services which are real-time engagement services leveraging the Company’s enterprise cloud computing platform. The Company either provides customers the access to its enterprise cloud computing platform so customers can operate on the platform themselves, or directly provides real-time engagement related services to customers through the utilization of its enterprise cloud computing platform. The usage-based fees are earned from customers, and the unit price for each use is fixed in the contracts. The performance obligation associated with the platform access is a series of distinct services that have the same pattern of transfer, and the usage-based fees are recognized as revenue in the period in which the usage occurs.

Certain SaaS/PaaS related service contracts provide both hardware and real-time engagement services for a predetermined period of time regardless of usage consumed during the period. The transaction price is allocated between the hardware and services to reflect their standalone selling prices which are observable in the Company’s operations.

The Company identifies two performance obligations in such SaaS/PaaS service contracts, as the customers can benefit from services and hardware separately. The performance obligation associated with the real-time engagement service is satisfied on a time elapse basis over the predetermined period, and the performance obligation associated with the hardware is satisfied at the point of acceptance by the customers.

SMS services

The Company offers customers with a customer engagement platform with software designed to address specific use cases and a set of Application Programming Interfaces (“API”) to send and receive short messages. It uses intelligent sending features to ensure messages reliably reach end users wherever they are. The customers build use cases, such as appointment reminders, delivery notifications, order confirmations and many two-way and conversational use cases. The usage-based fees are earned from customers, and the unit price for each short message is fixed in the contracts. The performance obligation associated with the platform-assisted message distribution is a series of distinct services that have the same pattern of transfer, and the usage-based fees are recognized as revenue in the period in which the usage occurs.

CDN service

The Company offers CDN service to customers, so the customers are able to efficiently deliver web content to users. By leveraging the CDN service, customers will benefit from the reduction of network congestion, increase of user access response speed, and thus improving user experience of the customers’ website. The Company provides the CDN service to its customers on contract period and charge its customer at fixed usage-based fee. The performance obligation associated with the CDN service is a series of distinct services that have the same pattern of transfer and usage fees are recognized as revenue in the period in which the usage occurs.

Cloud related services

The cloud related services were comprised of customized platform development services and sale of software license and other cloud related services.

Customized platform development services

The Company provides customized platform development services to customers who aim to create a system that is integrated and large in nature. In this arrangement, the Company develops certain modules, which, once developed, together with other modules from other vendors, will be integrated into the customer’s system. The module is not functional and does not benefit the customer on its own. The module is highly customized and developed specifically for the customer’s needs. The Company does not provide any technical support service for such module and has no further obligation once the module is accepted. The Company recognizes revenue from customized platform development services at the point of customer acceptance.

Software license and other cloud related service

The Company provides software licenses mainly for customers to be used for online schools or corporation training sessions. The software licenses are created based on an existing software framework with certain customization or design to meet the needs of different customers. Each developed software is functional on a standalone basis without any further upgrade or support and is regarded as a functional intellectual property. The control of the software license is transferred to the customer and the Company does not retain the right to limit the use of the software once transferred. The Company recognizes revenue of software license at the point of customer acceptance.

In certain contracts, the Company provides technical support service to the customer subsequent to the transfer of software license for a period of time, typically 12 months from customer acceptance. The transaction price is fixed in the contract and the Company allocates the transaction price to software license and technical support service by reference to their relative standalone selling price estimated using a residual approach. The Company recognizes revenue of technical support service over the service period.

In addition, the Company started to provide other software related services to customers, including design of online advertising videos and operation of online accounts in popular apps, during the year ended June 30, 2021. For the years ended June 30, 2024, 2023 and 2022, the revenue generated from these services was immaterial as a percentage of the total revenue in the respective years.

AI Solution services

The Company’s AI solution services pertain to arrangements with customers where the Company purchases or customizes a software development kit based on the customer’s specific requirements, integrated it into hardware, and sells the hardware to the customer. AI solution services are considered as a single performance obligation, as the individual components of the software and hardware are not sold on a standalone basis and are not separated in the context of the contracts. Transaction price is fixed in the contracts. The Company recognizes revenues at the point of customer acceptance of the hardware. The AI solution services contract also provides standard warranty to the customers for a period of 12 months. The Company historically incurred little cost on the warranty and did not accrue warranty liabilities for these AI solution services.

Contract balances

The Company classifies its right to consideration in exchange for services transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The Company recognizes accounts receivable in its consolidated balance sheets when it performs a service in advance of receiving consideration and has the unconditional right to receive consideration. A contract asset is recorded when the Company has transferred services to the customer before payment is received or is due, and the Company’s right to consideration is conditional on future performance or other factors in the contract. As of June 30, 2024 and 2023, the Company had no contract assets.

The Company capitalizes incremental costs incurred to fulfill contracts that (i) relate directly to the contract, (ii) are expected to generate resources that will be used to satisfy the performance obligation under the contract, and (iii) are expected to be recovered through revenue generated under the contract. The compensation expenses of workforce hired solely for the purpose of providing certain cloud related services are considered incremental costs to fulfill the contracts. These contract costs are recorded as cost of revenue upon the recognition of the related revenue. Provisions for estimated losses, if any, on uncompleted contracts are recorded in the period in which such losses become probable based on the current contract estimates. As of June 30, 2024 and 2023, the Company had deferred contract costs in the amount of $nil and $nil, respectively. The amount of deferred contract costs charged to cost of revenues was $nil, $10,023,720 and $2,611,048, respectively, for the years ended June 30, 2024, 2023 and 2022. As of June 30, 2024 and 2023, no impairment allowance was recorded.

Contract liabilities are recognized if the Company receives consideration prior to satisfying the performance obligations, which include customer advances and deferred revenue, including the balances with related parties. Deferred revenue balance represents amount the Company has received from its customers from contracts primarily related to the real-time engagement services to be provided for a predetermined period of time under the SaaS/PaaS service arrangement, and the technical support service related to the software license product sales under the cloud related product and service arrangement. The consideration received from customers related to the remaining arrangements are included in advance from customer balance.

Customer advances of $4,788,289, $3,833,172 and $3,292,117 as of June 30, 2023, 2022 and 2021 were recognized as revenues in the years ended June 30, 2024, 2023 and 2022, respectively. Deferred revenue of $183,963, $234,639 and $269,787 as of June 30, 2023, 2022 and 2021, respectively, were recognized as revenues in the years ended June 30, 2024, 2023 and 2022, respectively.

Practical expedients

Payment terms and conditions vary by contract type; however, the Company’s terms include a requirement of payment, which is generally within a year if not paid in advance. The Company has elected the practical expedient to not assess whether a significant financing component exists if the period between when transfer a promised good or service to a customer and when the customer pays for that good or service is one year or less.

Additionally, the Company has applied the practical expedient to not capitalize incremental costs of obtaining a contract if the amortization would be less than 12 months.

Disaggregation of revenue

For the years ended June 30, 2024, 2023 and 2022, most of the Company’s revenue was generated in the PRC and contributed by the VIEs and VIEs’ subsidiaries. The Company disaggregates revenue into three revenue streams, consisting of SaaS/PaaS services, cloud related services and AI solution services, as follows:

	For the Years Ended June 30,
	2024	2023	2022
SaaS/PaaS services
Real-time engagement services	$21,129,793	$13,065,501	$14,841,071
SMS services	12,894,028	17,085,803	16,429,769
CDN services	—	2,773,165	—
Subtotal	34,023,821	32,924,469	31,270,840
Cloud related services
Customized platform development services	2,685,800	10,460,478	10,284,571
Software license and other cloud related services	3,383,772	5,226,520	1,912,252
Subtotal	6,069,572	15,686,998	12,196,823
AI solution services	19,701,268	33,638,104	25,132,715
Total revenues	$59,794,661	$82,249,571	$68,600,378

The Company disaggregates revenue by transferal of products/services as follows:

	For the Years Ended June 30,
	2024	2023	2022
Services transferred over time	$32,370,145	$31,910,013	$27,955,419
Services transferred at a point in time	6,069,572	14,797,126	11,956,134
Goods transferred at a point in time	21,354,944	35,542,432	28,688,825
Total revenues	$59,794,661	$82,249,571	$68,600,378

Cost of Revenues

Cost of Revenues

Cost of revenues consists primarily of cost of hosting services purchased from data center operator, costs of business channels purchased from major mobile operating companies in the PRC, personal costs for system maintenance and hardware and software products purchased for certain projects, such as AI solution service projects. These costs are charged to the consolidated statements of operations and comprehensive income (loss) as incurred.

Value-added Taxes

Value-added Taxes

Revenue is recognized net of value-added taxes (“VAT”). The VAT is based on the gross sales price. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded as VAT payable if output VAT is larger than input VAT and is included in prepaid expenses and other current assets if input VAT is larger than output VAT. All of the VAT returns filed by the Company’s subsidiaries, VIE and the VIE’s subsidiaries incorporated in the PRC, have been and remain subject to examination by the tax authorities.

Income Taxes

Income Taxes

The Company accounts for deferred taxes in accordance with ASC 740, “Income Taxes”, based on the laws of the relevant tax authorities. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date. Provision for income taxes consists of taxes currently due plus deferred taxes.

Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable income will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

Share-based Compensation

Share-based Compensation

The Company has granted share-based awards in the form of share options and restricted stock units (“RSU”) to eligible employees, officers and directors. These share-based awards are accounted for in accordance with ASC 718, “Compensation – Stock-based Compensation”. Share-based awards granted are measured at the grant date fair value of the awards and recognized as expenses over the vesting period, which is generally the requisite service period as required by agreement. For graded vesting awards with only service condition, the Company recognizes compensation cost on a straight-line basis over the requisite service period for the entire award, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date. When no future services are required to be performed by the employee in exchange for an award of equity instruments and if such award does not contain a performance or market condition, the cost of the award is expensed on the grant date. The Company elects to recognize forfeitures when they occur. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards is reversed.

Advertising Expenses

Advertising Expenses

The Company expenses advertising costs as they incurred. Total advertising expenses of $1,460,948, $360,735, and $697,827 for the years ended June 30, 2024, 2023 and 2022, respectively, were included in selling and marketing expenses.

Research and Development Expenses

Research and Development Expenses

Research and development expenses consist primarily of employee wages and benefits, including stock-based compensation expense, for research and development personnel. Research and development costs are expensed as incurred in accordance with ASC 730, “Research and Development”.

Government Grant

Government Grant

Government grant is recognized when there is reasonable assurance that the Company will comply with the conditions attach to it and the grant will be received. Government grant for the purpose of giving immediate financial support to the Company with no future related costs or obligation is recognized when received. Government grant with certain operating conditions is recorded as liability when received and will be recognized in earnings when the conditions are met. For the years ended June 30, 2024, 2023 and 2022, the Company recognized government grant of $ 578,761, $183,451 and $191,163, respectively, in other income, net in the consolidated statements of operations and comprehensive loss. There was no government grant deferred and included in liabilities as of June 30, 2024 and 2023.

Related Party Transaction

Related Party Transaction

The Company identifies related parties, and accounts for, discloses related party transactions in accordance with ASC 850, “Related Party Disclosures”.

Parties, which can be an entity or individual, are considered to be related if they have the ability, directly or indirectly, to control the Company or exercise significant influence over the Company in making financial and operational decisions. Entities are also considered to be related if they are subject to common control or common significant influence.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

Foreign Currency Translation and Transaction

Foreign Currency Translation and Transaction

The Company uses U.S. dollars (“US$”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated outside of PRC is US$, while the functional currency of the PRC entities is Renminbi (“RMB”) as determined based on the criteria of ASC 830, “Foreign Currency Matters”.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured at the balance sheet date exchange rate. The resulting exchange differences are recognized in earnings.

The financial statements of the Company’ subsidiaries, VIE and VIE’s subsidiaries using functional currency other than US$ are translated from the functional currency to the reporting currency, US$. Assets and liabilities of the Company’s subsidiaries, VIE and VIE’s subsidiaries incorporated in PRC are translated into US$ at balance sheet date exchange rate, while income and expense items are translated at average exchange rate prevailing during the fiscal year, representing the index rates stipulated by U.S. Federal Reserve. Equity is translated at historical rates. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as accumulated other comprehensive income or loss on the consolidated balance sheets.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	As of June 30,
	2024	2023	2022
Year-end spot rate	7.2672	7.2513	6.6981
	For the Year Ended June 30,
	2024	2023	2022
Average rate	6.9728	6.9536	6.4554

Statement of Cash Flows

Statement of Cash Flows

In accordance with FASB ASC Topic 230, “Statement of Cash Flows”, cash flows from the Company, its subsidiaries, VIE and VIE’s subsidiaries’ operations are calculated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the consolidated statements of cash flows may not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Earnings (Loss) per Share

Earnings (Loss) per Share

In accordance with ASC 260, “Earnings Per Share”, basic earnings (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders, considering the accretions to redemption value of the preferred shares and the deemed dividends to preference shareholders, if any, by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. Net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share the loss.

Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders, as adjusted for the accretion and allocation of net income related to the preferred shares, if any, by the weighted average number of ordinary and dilutive ordinary share equivalents outstanding during the period. The Company had ordinary share equivalents from convertible redeemable preferred shares, convertible note, share options and RSUs, which could potentially dilute basic earnings per share. To calculate the number of shares for diluted net earnings (loss) per share, the effect of the convertible redeemable preferred shares is computed using the two-class method or the as-if converted method, whichever is more dilutive, the effect of convertible note is computed using the as-if converted method, and the effect of share options and RSUs is computed using the treasury method. Ordinary share equivalents are excluded from the computation in income periods should their effects be anti-dilutive.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of the fair value hierarchy are described below:

Level 1 -	Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 -	Inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments of the Company primarily comprised current assets and current liabilities including cash and cash equivalents, restricted cash, short-term investments, accounts receivable, other receivables, accounts and notes payable, short-term borrowings and accrued expenses and other liabilities. The Company measures short-term investments at fair value on a recurring basis. Short-term investments include wealth management products issued by certain banks and financial institutions, which are valued based on the NAV or its equivalent provided by these banks or financial institutions. They are categorized in Level 2 of the fair value hierarchy. As of June 30, 2024 and 2023, the carrying values of other financial instruments approximated to their fair values because of the short-term nature of these instruments.

Commitments and Contingencies

Commitments and Contingencies

Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed. Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Segment Reporting

Segment Reporting

ASC 280, “Segment Reporting”, establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance. The Company’s CODM has been identified as the Chief Executive Officer, who reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only. The Company does not distinguish between markets for the purpose of making decisions about resources allocation and performance assessment. Therefore, the Company has only one operating segment and one reportable segment.

Concentration and Credit Risk

Concentration and Credit Risk

1) Credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of June 30, 2024 and 2023, $ 7,253,466 and $12,633,706 were deposited in financial institutions in the PRC, and each bank provides a deposit insurance with the maximum limit of RMB500,000 (equivalent to approximately $69,000) to each of the Company’s subsidiaries who has an associated account(s) in that bank. None of the Company’s bank accounts are insured by the Federal Deposit Insurance Corporation (“FDIC”) insurance. To limit the exposure to credit risk relating to deposits, the Company primarily places cash and cash equivalent deposits with large financial institutions in China which management believes are of high credit quality and the Company also continually monitors their credit worthiness.

The Company’s operations are carried out in China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. In addition, the Company’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, rates and methods of taxation among other factors.

2) Foreign currency risk

Substantially all of the Company’s revenues and expenses and assets and liabilities are denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the Peoples’ Bank of China (“PBOC”) or other authorized financial institutions at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.

3) Concentration risks

Accounts receivable are typically unsecured and derived from goods sold and services rendered to customers that are located primarily in China, thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of customers’ creditworthiness and its ongoing monitoring of outstanding balances. The Company has a concentration of its receivables with specific customers. As of June 30, 2024, one customer   accounted for 10% of total accounts receivable, respectively. As of June 30, 2023, no customer accounted for 10% or more of total accounts receivable. No customer accounted for 10% or more of total revenue for the years ended June 30, 2024, 2023 and 2022.

4) Other risks

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, such as the COVID-19 outbreak and spread, which could significantly disrupt the Company’s operations.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In November 2023, the FASB issued ASU 2023-07 “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). ASU 2023-07 intends to improve reportable segment disclosure requirements, enhance interim disclosure requirements and provide new segment disclosure requirements for entities with a single reportable segment. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and for interim periods with fiscal years beginning after December 15, 2024. ASU 2023-07 is to be adopted retrospectively to all prior periods presented. The Company is currently assessing the impact this guidance will have on the consolidated financial statements and related disclosures.

In December 2023, the FASB issued ASU 2023-09 “Improvements to Income Tax Disclosures” (“ASU 2023-09”). ASU 2023-09 intends to improve the transparency of income tax disclosures. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024 and is to be adopted on a prospective basis with the option to apply retrospectively. The Company is currently assessing the impact of this guidance, however, the Company do not expect a material impact to the consolidated financial statements.

In January 2024, the FASB issued ASU 2024-01 “Compensation—Stock Compensation” (“ASU 2024-01”). ASU 2024-01 is intended to improve generally accepted accounting principles (GAAP) by adding an illustrative example to demonstrate how an entity should apply the scope guidance in paragraph 718-10-15-3 to determine whether profits interest and similar awards (“profits interest awards”) should be accounted for in accordance with Topic 718, Compensation—Stock Compensation. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024, and interim periods within those annual periods. For all other entities, the amendments are effective for annual periods beginning after December 15, 2025, and interim periods within those annual periods. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Company is currently assessing the impact of this guidance, however, the Company do not expect a material impact to the consolidated financial statements.